Leases (Details) - Schedule of Components of Lease Expense	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Schedule of Components of Lease Expense [Abstract]
Operating lease cost	$ 1,156,024	$ 148,051	$ 1,177,995	$ 1,251,597